Fees and Commissions Income [Text Block]	12 Months Ended
Mar. 31, 2018
Text Block [Abstract]
Fees and Commissions Income [Text Block]
28.	FEES AND COMMISSIONS INCOME

Details of fees and commissions income for the fiscal years ended March 31, 2016, 2017 and 2018 were as follows:

	2016	2017	2018
	(in millions)
Fees and commissions on deposits	¥58,865	¥53,891	¥53,483
Fees and commissions on remittances and transfers	169,101	168,571	169,300
Fees and commissions on foreign trading business	84,688	75,024	78,239
Fees and commissions on credit card business	193,646	198,145	212,515
Fees and commissions on security-related services	285,334	239,516	258,728
Fees and commissions on administration and management services for investment funds	149,916	155,708	159,481
Trust fees	110,051	103,110	112,399
Guarantee fees	44,740	41,818	44,160
Insurance commissions	69,485	59,853	49,223
Fees and commissions on real estate business	43,516	39,808	40,573
Other fees and commissions	266,530	279,449	284,691

Total	¥1,475,872	¥1,414,893	¥1,462,792

Fees and commissions on deposits consist of fees and commissions charged for deposits transactions such as checking account deposits, deposit and withdrawal services and using automated teller machines. Fees and commissions on remittances and transfers consist of fees and commissions charged for settlement transactions such as domestic fund remittances, including transactions used by electronic banking. Fees and commissions on foreign trading business consist of fees and commissions charged for fund collection and trade-related financing services related to foreign trading business. Fees and commissions on credit card business consist of fees and commissions related to credit card business such as interchange income, annual fees, royalty and other service charges from franchisees. Fees and commissions on securities-related services primarily consist of fees and commissions for sales and transfers of securities including investment funds, underwriting, brokerage and advisory services, arrangement fees on securitizations, and agency services for the calculation and payment of dividends. Fees and commissions on administration and management services for investment funds primarily consist of fees and commissions earned from managing investment funds on behalf of the clients. Trust fees consist primarily of fees earned by fiduciary asset management and administration services for corporate pension plans and investment funds. Guarantee fees consist of fees related to guarantee business such as providing guarantees on residential mortgage loans and other loans. Insurance commissions consist of commissions earned by acting as agent for insurance companies to sell insurance products. Fees and commissions on real estate business primarily consist of fees from real estate agent services. Other fees and commissions include various fees and commissions mainly such as arrangement fees and agent fees excluding the fees mentioned above.